Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	As of
	June 30,	December 31,
	2026	2025
Accounts receivable:	$4,242,678	$7,070,814